Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Total	Series A	Series B	Series C	Previously Reported	Previously Reported Series A	Previously Reported Series B	Previously Reported Series C	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjustment Series A	Revision of Prior Period, Adjustment Series B	Revision of Prior Period, Adjustment Series C	Legacy Origin Common Stock	Legacy Origin Common Stock Previously Reported	Legacy Origin Common Stock Revision of Prior Period, Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income (loss)	Accumulated Other Comprehensive Income (loss) Previously Reported
Balance beginning (in shares) at Dec. 31, 2019													0	1,283,788	(1,283,788)	62,542,363	0	62,542,363
Balance beginning at Dec. 31, 2019	$ 27,999				$ (67,984)				$ 95,983				$ 0	$ 0		$ 6	$ 0	$ 6	$ 96,988	$ 1,011	$ 95,977	$ (68,585)	$ (68,585)	$ (410)	$ (410)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued upon exercise of stock options (in shares)																2,912
Common stock issued upon exercise of stock options	2																		2
Stock-based compensation	1,630																		1,630
Net income	(30,302)																					(30,302)
Other comprehensive loss	794																							794
Ending balance at Dec. 31, 2020	123															$ 6			98,620			(98,887)		384
Ending balance (in shares) at Dec. 31, 2020																62,545,275
Beginning balance (in shares) at Dec. 31, 2019		0	0	0		13,204,284	6,275,704	1,590,675		(13,204,284)	(6,275,704)	(1,590,675)
Beginning balance at Dec. 31, 2019		$ 0	$ 0	$ 0		$ 31,478	$ 41,125	$ 23,380		$ (31,478)	$ (41,125)	$ (23,380)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of stockholders' convertible notes payable (in shares)																2,049,191
Reclassification of stockholders’ convertible notes payable	20,491																		20,491
Reclassification of redeemable convertible preferred stock warrant liability (in shares)																5,554,440
Reclassification of redeemable convertible preferred stock warrant liability	54,274															$ 7			54,267
Business Combination, net of redemptions and equity issuance costs of $37 million (in shares)																70,981,545
Business Combination, net of redemptions and equity issuance costs of $37 million	385,405																		385,405
Reclassification of equity to liability related to earn out provisions of Business Combination (see note 13)	(203,082)																		(203,082)
Common stock issued upon exercise of stock options (in shares)																171,118
Common stock issued upon exercise of stock options	77															$ 3			74
Stock-based compensation	5,767																		5,767
Net income	42,090																					42,090
Other comprehensive loss	(1,635)																							(1,635)
Ending balance at Dec. 31, 2021	$ 303,510															$ 16			$ 361,542			$ (56,797)		$ (1,251)
Ending balance (in shares) at Dec. 31, 2021																141,301,569